Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Equity

Note 12 – Equity

A.	The Company’s share capital (in thousands of ordinary shares)

	Ordinary shares
	2022	2023
Issued and paid-up share capital as of December 31	258,564	235,597
Authorized share capital	500,000	500,000

Share capital (in thousands of shares of NIS 5 par value per share)

	Ordinary shares
	2022	2023
Issued as of January 1	257,376	258,564
Repurchase of treasury shares	—	(32,016)
Exercise of warrants during the period (*)	—	3,559
Exercise of share options and RSUs during the period	1,188	5,490
Issued and paid-in share capital as of December 31	258,564	235,597

(*)	See note 23(L).

B.	Financing transactions

During 2021, the Company issued, pursuant to two public offerings in the United States, an aggregate of 74,100,000 ADSs. The total gross proceeds from the offerings were approximately $832,980, before deducting underwriting discounts and commissions and other offering-related expenses. The total net proceeds from the offerings, after deducting issuance expenses, were approximately $796,346. As a part of one of these offerings, the Company issued 1,137,500 non-tradable warrants to the underwriters. The warrants are accounted for as share-based payment expenses. See also Note 19.

C.	Treasury shares

As of December 31, 2023, the Company held 32,026,894 ordinary shares, constituting approximately 12% of its issued and paid-in share capital. The rights attached to the Company’s own shares that were acquired are suspended until their re-issuance.

In February 2023, the Company announced that it would put into action its previously authorized share repurchase plan allowing us to invest up to $100,000 to repurchase the Company’s ADSs from time to time in open market transactions, and/or in privately negotiated transactions or in any other legally permissible ways, depending on market conditions, share price, trading volume and other factors. The repurchase plan was approved by the Israeli court in in August 2022 for a period of up to 12 months and later extended for an additional two months. The repurchase plan expired on October 12, 2023, with $4,160,138 remaining, and thereafter no longer eligible for repurchases under such plan.

In August 2023, our board of directors authorized an additional 200 million repurchase plan (the “$200,000 Repurchase Plan”), allowing us to invest up to $200,000 to repurchase ADSs from time to time, in open market transactions, and/or in privately negotiated transactions or in any other legally permissible ways, depending on market conditions, share price, trading volume and other factors. The Israeli court approved the 200 million Repurchase Plan in October 2023 and extended for a twelve-month period. The $200,000 Repurchase Plan went into effect on October 17, 2023. Such repurchases will be made in accordance with applicable U.S. securities laws and regulations, under the Exchange Act, and other applicable law, and are subject to the approval of the Israeli court, which was granted in October 2023. Under the $200,000 Repurchase Plan, we may repurchase all or a portion of the authorized repurchase amount. The $200,000 Repurchase Plan does not obligate us to repurchase any specific number of the ordinary shares and may be suspended or terminated at any time at management’s discretion.

D.	Translation reserve from foreign operations

The movement in the foreign currency translation reserve is as follows:

		For the year ended December 31,
		2022	2023
	Currency	Thousand USD
Net change in foreign currency translation reserve for:
GIS	GBP	(1,221)	205
Admatec-Formatec	EURO	302	85
Essemtec and Nano Swiss	CHF	114	1,910
Other		(19)	146
		(824)	2,346

E.	Rights Plan

In January 2024, the Company entered into a rights agreement, or the Rights Plan, with the intention to protect the long-term interests of the Company’s ADS holders and enable them to realize the full potential value of their investment in the Company. The Rights Plan is designed to reduce the likelihood that any entity, person or group would gain control of, or significant influence over our Company. Further to those goals, the rights under the Rights Plan may cause substantial dilution to a person or group that acquires beneficial ownership of 10% or more of the Company’s ordinary shares then outstanding or any existing holder of 10% or more of the beneficial ownership of the Company’s ordinary shares who shall acquire any additional ordinary shares.